Other Long-term Liabilities Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Pension Benefits	$ 11,542	$ 14,584
Other Postretirement Benefits	634	539
Reserve for Uncertain Tax Positions	0	494
Other	3,223	3,149
Other Liabilities, Noncurrent	$ 15,399	$ 18,766